Business Acquisitions	6 Months Ended
Jun. 30, 2021
Business Combinations Disclosure [Abstract]
BUSINESS ACQUISITIONS

NOTE 4 — BUSINESS ACQUISITIONS

Gulf Coast Environmental Systems, LLC

On January 14, 2020, the Company entered into a Membership Interest and Loan Purchase Agreement (“Agreement”) with Noble Environmental, Inc. (“Noble”) an environmental services company headquartered in Canonsburg, PA, providing innovative technologies and practices to solid waste management transforming waste to renewable natural gas. Per the Agreement, the Company purchased 51% of the Class A membership interests (5,100 of the 10,000 issued and outstanding Class A interests) of GCES for consideration of $500,000. The purchase of 51% of the Class A interest transferred control of GCES to the Company. Additionally, as part of Agreement, the Company purchased a loan receivable from GCES (the Loan) that was held by Noble for consideration of $656,014. In February 2020, the Company made a capital contribution in exchange for additional Class A interest increasing its GCES ownership to 72.2%

The acquisition of GCES was accounted for using the acquisition method, whereby all of the assets acquired, and liabilities assumed were recognized at their fair value on the acquisition date, with any excess of the purchase price over the estimated fair value recorded as goodwill.

The following table summarizes the fair values of the assets acquired and liabilities assumed at the date of acquisition:

Cash consideration	$500,000
Gross-up for non-controlling interests	480,392
Total Purchase Price	$980,392

Accounts receivable	$471,283
Contract assets	60,226
PPE	103,410
Intangibles	500,000
Goodwill	2,754,438
Other assets	12,000
Assets Acquired	$3,901,357

Accounts payable	$1,640,994
Other current liabilities	99,247
Contract liabilities	509,757
Loan payable to Archaea	656,014
Other long-term liabilities	14,953
Liabilities Assumed	$2,920,965
Net Assets Acquired	$980,392

After allocating the purchase price to the assets acquired and liabilities assumed based on their fair values at the date of acquisition, the Company recorded goodwill of approximately $2,700,000.

Goodwill is attributed to the cost savings associated with acquiring one of the Company’s suppliers and its assembled workforce.

The fair values of intangible assets were based on valuations using the income approach. The preliminary fair value of intangible assets and their estimated useful lives are as follows:

Identified Intangible Assets	Fair Value	Estimated Useful Life
Customer relationships	$350,000	5 years
Trade names	150,000	5 years
Total	$500,000

Big Run Power Producers, LLC

On November 10, 2020, the Company acquired all of the outstanding membership interests of Big Run Power Producers LLC, a non-functioning, partially constructed landfill gas processing facility in Ashland, Kentucky, for a total base purchase consideration of approximately $10,600,000, plus $3,000,000 contingent consideration in the form of a 10-year, $300,000 per year earnout provision based on the amount of production of renewable natural gas once the facility becomes commercially operational. Additionally, $1,255,000 in prepaid royalty fees were conveyed at purchase. This acquisition did not meet the definition of a business and was recorded as an asset acquisition in accordance with ASC 805-50. There were additional liabilities assumed in the amount of approximately $2,100,000 as part of the acquisition such that the total cost allocated to the assets acquired was approximately $15,800,000, of which substantially all the value was attributable to the plant asset. The full amount of the $3,000,000 contingent consideration was recorded on the acquisition date as it was determined probable and reasonably estimable based on internal models. This amount is recorded on the balance sheet as deferred acquisition costs.

PEI Power LLC

On April 7, 2021, the Company completed the acquisition of PEI Power LLC (“PEI”) for cash consideration. PEI is a biogas fuel combustion power generating facility with a combined capacity of approximately 85 MW located in Archbald, PA.

This acquisition did not meet the definition of a business and was recorded as an asset acquisition in accordance with ASC 805-50. The purchase consideration consisted of total cash consideration of $35,027,978 plus transaction costs of $3,808,803. There were additional liabilities assumed in the amount of approximately $1,544,600 as part of the acquisition such that the total cost allocated to the assets acquired was approximately $40,381,318 of which substantially all of the value was attributable to the Pipeline assets.